Share-based compensation (Share Option Activity - Options under the Plan) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 11, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aggregate Intrinsic Value
Common stock, closing share price		$ 2.675
The Plan [Member]
Number of Options
Granted to employee	6,125,374
Exercised		15,124	76,095	221,658
The Plan [Member] | 2.50 [Member]
Number of Options
Outstanding		659,410
Granted to employee
Exercised		15,124
Expired
Forfeited/Cancelled		66,726
Outstanding		577,560	659,410
Exercisable at December 31, 2013		577,560
Weighted Average Exercise Price Per Share
Outstanding		$ 2.5
Granted to employee
Exercised		$ 2.5
Expired
Forfeited/Cancelled		$ 2.5
Outstanding		$ 2.5	$ 2.5
Exercisable at December 31, 2013		$ 2.5
Weighted Remaining Contractual Life (Years)
Granted to employee
Exercised
Expired
Forfeited/Cancelled
Outstanding		3 years 6 months 29 days	4 years 6 months 29 days
Exercisable at December 31, 2013		3 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding
Granted to employee
Exercised		12,099
Expired
Forfeited/Cancelled
Outstanding		101,073
Exercisable at December 31, 2013		101,073
Total fair value of options vested		$ 0	$ 252,778	$ 100,000